Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 1,080,353	$ 1,039,516	$ 1,177,172
Other comprehensive income (loss):
Net change in fair value of derivatives (Note 12), net of tax of $(2,131), $(856) and $(47), respectively	14,918	5,990	338
Actuarial gain (loss) on pension obligations (Note 19), net of tax of $(257), $200 and $(4), respectively	1,125	(1,452)	250
Total other comprehensive income	16,043	4,538	588
Comprehensive income	1,096,396	1,044,054	1,177,760
Comprehensive (income) loss attributable to non-controlling interest	(4,202)	7,114	1,558
Total comprehensive income attributable to AerCap Holdings N.V.	$ 1,092,194	$ 1,051,168	$ 1,179,318